Dividends	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Dividends
28	DIVIDENDS
In 2020, the company declared tax-exempt dividends of S$73.5 million per ordinary share totaling S
$73.5
million (2019: S
$17
million)
in respect of the year ended December 31, 2020 (2019: December 31, 2019). No dividends were declared in 2021.